Schedule H, Line 4i – Schedule of Assets (Held At End of Year) (Details) - EBP 100	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Plan's interest in the Trust	$ 26,758,159,368
Asset held for investment, participant loan	$ 96,395,432
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	3.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Asset held for investment, participant loan, interest rate	11.33%